Lease liabilities - Undiscounted lease payments (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease payments	$ 3,353,708
Short-term lease expense	$ 50,186	$ 65,934
Weighted average interest rate	5.20%	5.40%
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease payments	$ 702,135
One year to five years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease payments	2,496,870
Greater than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease payments	$ 154,703